Payroll costs, share based payments and management incentive schemes (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits And Share-Based Payments [Abstract]
Disclosure of Employee Information
The average number of persons employed by the Company (excluding non-Executive Directors) is analyzed and set out below:

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
Production	2,285	2,627	2,605	—	1,635
Administration, distribution & sales	1,572	1,571	1,767	—	1,047
Total number of employees	3,857	4,198	4,372	—	2,682

Disclosure of Employee Benefit Expense
The table below discloses the Company’s aggregate payroll costs of these persons. Payroll costs exclude long term management incentive scheme and share based payment costs, but includes bonus costs, in particular those associated with a non-cash bonus for key management employees, whereby 13,104 Ordinary shares of the Company were issued to the recipients’ on November 27, 2015.

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	€m	€m	€m	€m	€m
Wages and salaries	200.8	205.4	126.7	—	72.1
Social security costs	42.0	45.9	27.5	—	12.5
Other pension costs	14.6	13.2	6.0	—	4.2
Total payroll costs	257.4	264.5	160.2	—	88.8

Inputs and Assumptions Underlying the Monte Carlo Model
Following a revision to the January 1, 2016 award EBITDA Performance Target Conditions and updating for scheme leavers, the inputs and assumptions underlying the Monte Carlo models for both awards are now as follows:

	January 1, 2016 award	January 1, 2017 award
Grant date price	$12.00	$9.57
Exercise price	$—	$—
Expected life of restricted share	3.02 – 4.00 years	3.11 – 4.00 years
Expected volatility of the share price	20.0%	23.0%
Dividend yield expected	—%	—%
Risk free rate	1.59%	1.83%
Employee exit rate	16.0%	16.0%
EBITDA Performance Target Condition	5.0%-75.0%	5.0%-75.0%

Disclosure of Share Based Compensation Reserve

Share based compensation reserve
€m
Balance as of January 1, 2017	1.0
Non-Executive Director restricted share awards charge	0.8
Directors and Senior Management share awards charge	1.8
Vesting of Non-Executive Director restricted shares	(0.7)

Balance as of December 31, 2017	2.9